March 29, 2018

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Series Fund, Inc.
1933 Act File No. 33-3677
1940 Act File No. 811-4603
Form N-14 Registration Statement under the Securities Act of 1933

Dear SEC Reviewer:

On behalf of Thrivent Series Fund, Inc., a multi-series trust (the “Registrant”), I am filing the registration statement on Form N-14. As indicated on the Form N-14 facing page, the Registrant has requested that the registration statement become effective on May 7, 2018 pursuant to Rule 488 of the Securities Act of 1933. The registration statement is being filed to seek shareholder approval of a proposed reorganization of Thrivent Growth and Income Plus Portfolio into Thrivent Moderately Aggressive Allocation Portfolio. Both Portfolios are series of the Registrant.

Please call me at (612) 844-4198 if you have any questions. Thank you.

Sincerely,

/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer